Stock Options - Stock option activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Stock option Activity
Options outstanding, shares	1,672,938
Weighted average exercise price
Options outstanding, weighted average exercise price	$ 2.12
Stock option [Member]
Stock option Activity
Options outstanding, shares	1,622,938	315,938
Granted	50,000	1,307,000
Options outstanding, shares	1,672,938	1,622,938
Weighted average exercise price
Options outstanding, weighted average exercise price	$ 2.11	$ 2.84
Granted	2.62	1.95
Options outstanding, weighted average exercise price	$ 2.12	$ 2.11